Corporate Information	6 Months Ended
Jun. 30, 2025
Corporate Information [Abstract]
Corporate Information
1.
CORPORATE INFORMATION

Oculis Holding AG (“the Company” or “Oculis”) is a stock corporation (“Aktiengesellschaft”) with its registered office at Bahnhofstrasse 20, CH-6300, Zug, Switzerland. It was incorporated under the laws of Switzerland on October 31, 2022, and controls five wholly owned subsidiaries. The Company and its wholly-owned subsidiaries form the Oculis Group (the "Group"). Unless the context otherwise dictates, a reference to “the Company” “us,” “we” or “our” refers to Oculis and its subsidiaries.

Oculis is a global late clinical-stage biopharmaceutical company with substantial expertise in therapeutics for the treatment of ophthalmic and neuro-ophthalmic diseases. Oculis is engaged in the development of innovative drug candidates with the potential to address significant unmet medical needs for many conditions. The Company’s focus is on advancing therapeutic candidates intended to treat significant and prevalent ophthalmic diseases which result in vision loss, blindness or reduced quality of life. Its mission is to improve patients’ health and quality of life worldwide by developing medicines that save sight and improve eye care for patients, and it intends to become a global leader in the field.